Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments [Abstract]
Summary of Short-term Derivative Contracts

During the year-ended December 31, 2021, dLocal entered into short-term derivative contracts (delivery and non-delivery forwards) with different counterparties in different countries in which the Group operates, according to the following detail:

Transaction	Type of Forward Transaction	Local currency	Notional amount in USD	Fair value of transactions recognized in Income Statement during 2021 - (Loss)/Gain	Outstanding balance as of December 31, 2021 - Derivative financial liabilities
Non-delivery forwards	Buy USD	Brazilian Reais	37,709,420	(220)	(152)
Non-delivery forwards	Buy USD	Argentinean Peso	2,500,000	(125)	—
Delivery forwards (1)	Buy USD	Chilean Peso	107,483,927	40	(8)
Non-delivery forwards	Buy USD	Indian Rupee	10,000,000	(59)	(14)
Non-delivery forwards	Buy USD	South African Rand	9,582,534	120	(47)
Total	—	—	167,275,881	(244)	(221)

(1) dLocal entered into hedge operations of trade and other receivables in Chilean Peso subject to foreign exchange exposure using the delivery forward contracts. The transactions have been elected for hedge accounting and classified as fair value hedge in accordance with IFRS 9. During 2021, dLocal recognized a gain of USD 322 and a derivative financial liability of USD 8 derived from these hedging transactions.